Investment Property - Summary of Fair Value Measurement of Investment Property (Detail) - Market comparison and cost method [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	Market comparison and cost method	Market comparison and cost method
Unobservable input	Comparable price: - RMB 172 to RMB 418 (US$27 to US$65) per square foot	Comparable price: - RMB 166 to RMB 440 per square foot
Inter-relationship between key unobservable inputs and fair value measurement	The estimated fair value increases with higher comparable price	The estimated fair value increases with higher comparable price